Consolidated Balance Sheets		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 220,724,238	$ 30,239,097	¥ 227,040,251
Inventories				886,895
Prepayments and other current assets, net		5,846,730	800,999	6,193,544
Accounts receivable		156,770	21,477	9,380
Total current assets		236,269,738	32,368,822	244,880,070
Non-current assets:
Property and equipment, net		147,250,054	20,173,175	151,549,586
Land use rights, net		33,927,238	4,648,013	34,873,935
Intangible assets, net		163,687	22,425	196,476
Right-of-use assets		51,906,613	7,111,177	2,471,003
Other non-current asset		1,100,000	150,699
Total non-current assets		234,347,592	32,105,489	189,091,000
Total assets		470,617,330	64,474,311	433,971,070
Current liabilities:
Short-term borrowings		84,000,000	11,507,953	74,000,000
Accounts payable		388,494	53,223	1,504,098
Deferred revenue, current		5,595,491	766,579	6,513,072
Salary and welfare payable		1,861,780	255,063	2,454,440
Taxes payable		2,146,819	294,113	831,509
Income tax payable		213,495	29,249	219,832
Accrued liabilities and other current liabilities		7,489,769	1,026,096	5,947,842
Long-term loans and borrowings, current				1,250,000
Operating lease liabilities, current		9,208,569	1,261,569	2,471,003
Total current liabilities		112,721,902	15,442,839	103,191,796
Non-current liabilities:
Amounts due to Affected Entity, non-current		173,046,163	23,707,227	173,680,363
Operating lease liabilities, non-current		38,352,135	5,254,221
Other non-current liabilities		1,000,000	136,999
Total non-current liabilities		212,398,298	29,098,447	173,680,363
Total liabilities		325,120,200	44,541,286	276,872,159
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital		343,098,862	47,004,351	333,552,470
Statutory reserves		60,610,543	8,303,610	60,610,543
Accumulated other comprehensive income		12,294,900	1,684,394	8,485,041
Accumulated deficit		(269,947,314)	(36,982,630)	(245,319,648)
Total Lixiang Education Holding Co., Ltd. shareholders’ equity		146,138,083	20,020,835	157,409,498
Non-controlling interests		(640,953)	(87,810)	(310,587)
Total shareholders’ equity		145,497,130	19,933,025	157,098,911
Total liabilities and shareholders’ equity		470,617,330	64,474,311	433,971,070
Related Party
Current assets:
Amounts due from a related party		9,542,000	1,307,249	10,750,000
Current liabilities:
Amounts due to related parties		1,817,485	248,994	8,000,000
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares	[1]	50,584	6,930	50,584
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares	[1]	¥ 30,508	$ 4,180	¥ 30,508

[1]	Retrospectively reflect dual-class shares structure since November 18, 2024, excluding 200,000,000 authorized shares of a par value of US$0.0001 each of such class or classes which has not been determined (Note 11).